Scudder Kemper Investments, Inc.
                                           Two International Place
                                           Boston, MA  02110
                                           July 2, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Value Equity Trust (the "Trust"), on behalf of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (the "Funds") (Reg. Nos. 2-78724, 811-1444) Post Effective Amendment No. 48 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 29, 2001.

Comments or questions concerning this certificate may be directed to Lauren Giudice at (617) 295-2560.

                                Very truly yours,



                          By:   /s/John Millette
                                -----------------------------------
                                John Millette
                                Secretary
                                Value Equity Trust